Equity (Tables)	12 Months Ended
Dec. 31, 2017
Equity
Distribution of profit

	Thousands of Euros
	31/12/2017	31/12/2016
Legal Reserve	—	—
Voluntary reserve	76,247	103,611
Dividends	265,080	218,182

Profit of the Parent	341,327	321,793

	31/12/2016
	% of par value	Euros per share	Thousands of Euros
Ordinary shares	53%	0.13	56,493
Non-voting shares	265%	0.13	34,136
Non-voting shares (preferred dividend)	20%	0.01	2,614

Total dividends paid			93,243

	31/12/2016
	% of par value	Euros per share	Thousands of Euros
Ordinary shares (interim dividend)	72%	0.18	76,703
Non-voting shares (interim dividend)	360%	0.18	46,205

Total interim dividends paid			122,908

	31/12/2017
	% of par value	Euros per share	Thousands of Euros
Ordinary shares	54%	0.14	57,790
Non-voting shares	271%	0.14	34,870
Non-voting shares (preferred dividend)	20%	0.01	2,614

Total dividends paid			95,274

	31/12/2017
	% of par value	Euros per share	Thousands of Euros
Ordinary shares (interim dividend)	72%	0.18	76,703
Non-voting shares (interim dividend)	360%	0.18	46,283

Total interim dividends paid			122,986

Share capital
Equity
Movement in outstanding shares

	Class A shares	Class B shares

Balance at 1 January 2016	426,129,798	257,386,540
(Acquisition) / disposal of treasury stock (note 15 (d))	—	(692,165)

Balance at 31 December 2016	426,129,798	256,694,375

	Class A shares	Class B shares

Balance at 1 January 2017	426,129,798	256,694,375
(Acquisition) / disposal of treasury stock (note 15 (d))	—	432,929

Balance at 31 December 2017	426,129,798	257,127,304

Treasury stock
Equity
Movement in outstanding shares

	No. of Class B shares	Thousands of Euros
Balance at 1 January 2016	4,038,570	58,575

Acquisition of Class B shares	1,628,893	23,720
Non Cash Disposal Class B shares	(936,728)	(13,585)

Balance at 31 December 2016	4,730,735	68,710

	No. of Class B shares	Thousands of Euros
Balance at 1 January 2017	4,730,735	68,710
Disposal Class B shares	(432,929)	(6,288)

Balance at 31 December 2017	4,297,806	62,422